Pro Forma Balance Sheet and Net Income per Share for Conversion of Preferred Shares (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator:
Actual net income attributable to ordinary shareholders	$ 3,139	$ 2,514	$ 3,114	$ 77	$ (11,056)
Pro-forma effect of preferred shares	13,674		15,167
Net income (loss)	$ 16,813	$ 14,594	$ 18,281	$ 4,972	$ (8,543)
Actual weighted average number of ordinary shares outstanding
Basic	4,618,302	4,303,135	4,319,243	4,260,192	4,157,498
Diluted	6,557,368	6,295,066	6,366,682	5,924,390	4,157,498
Pro-forma effect of preferred shares	16,163,598		16,163,598
Denominator for pro-forma basic and diluted calculation
Basic	20,781,900		20,482,841
Diluted	22,720,966		22,530,280
Pro-forma basic and diluted loss per share attributable to ordinary shareholders
Basic	$ 0.81		$ 0.89
Diluted	$ 0.74		$ 0.81